Note 28 - Financial Instruments and Risks - Interest Rate Hedging (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk, Brazilian Reais [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	11.60%	3.90%
Pre-hedge, post-fixed interest rate, amount	R$ 83.0	R$ 852.4
Pre-hedge, pre-fixed interest rate	7.20%	5.40%
Pre-hedge, pre-fixed interest rate, amount	R$ 2,343.3	R$ 3,002.4
Interest rate risk [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate, amount	83.0	852.4
Pre-hedge, pre-fixed interest rate, amount	R$ 3,048.1	R$ 3,939.9
Interest rate risk, working capital in Argentinean Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate	34.70%
Pre-hedge, pre-fixed interest rate, amount	R$ 30.5
Interest rate risk, Argentinean Pesos [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate		23.30%
Pre-hedge, pre-fixed interest rate, amount		R$ 4.5
Other currencies [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate	11.30%	8.10%
Pre-hedge, pre-fixed interest rate, amount	R$ 226.0	R$ 48.6
Interest rate risk, Dominican Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate		9.80%
Pre-hedge, pre-fixed interest rate, amount		R$ 342.7
Interest rate risk, US Dollars [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate	13.10%	14.00%
Pre-hedge, pre-fixed interest rate, amount	R$ 17.5	R$ 4.9
Interest rate risk, Guatemalan Quetzal [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate		8.40%
Pre-hedge, pre-fixed interest rate, amount		R$ 15.3
Interest rate risk, Canadian Dollars [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate	2.50%	3.50%
Pre-hedge, pre-fixed interest rate, amount	R$ 430.8	R$ 342.6
Interest rate risk bolivian pesos [member]
Statement Line Items [Line Items]
Pre-hedge, pre-fixed interest rate		5.20%
Pre-hedge, pre-fixed interest rate, amount		R$ 178.9